INTANGIBLE ASSETS OTHER THAN GOODWILL - Movement and balances of identifiable intangible assets (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	$ 675,075,375	$ 668,822,553
Additions			$ 2,669,786	$ 3,296,558
Amortization	(3,662,490)	(2,457,978)
Other increases (decreases)	69,568,506	(5,414,242)
Ending balance	604,514,165	675,075,375	668,822,553
Distribution rights
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	666,755,196	661,026,400
Additions			94,661
Amortization	(1,573,878)	(133,753)
Other increases (decreases)	68,910,242	(5,862,549)
Ending balance	596,365,737	666,755,196	661,026,400
Others
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	456,763	430,196
Other increases (decreases)	455,788	(26,567)
Ending balance	975	456,763	430,196
Software
INTANGIBLE ASSETS OTHER THAN GOODWILL
Opening balance	7,863,416	7,365,957
Additions			2,575,125	$ 3,296,558
Amortization	(2,088,612)	(2,324,225)
Other increases (decreases)	202,476	474,874
Ending balance	$ 8,147,453	$ 7,863,416	$ 7,365,957